Significant Accounting Policies - Schedule of Available-for-Sale Securities Included in Long Term Investment Measured and Recorded at Fair Value on Recurring Basis (Detail) - Available for sale securities investments [Member] - USD ($)
$ in Thousands
	May. 31, 2015	May. 31, 2014
Assets:
Total	$ 67,107	$ 17,662
Other investments [Member]
Assets:
Other investments	3,556
Tarena [Member]
Assets:
Long term investments - available for sale securities	16,950	13,455
Alo7.com Ltd [Member]
Assets:
Long term investments - available for sale securities	27,935	4,207
Juesheng.com [Member]
Assets:
Long term investments - available for sale securities	7,440
ROBOROBO [Member]
Assets:
Long term investments - available for sale securities	4,356
Golden Finance [Member]
Assets:
Long term investments - available for sale securities	3,398
Kouyu 100 [Member]
Assets:
Long term investments - available for sale securities	3,472
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Assets:
Total	16,950	13,455
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Tarena [Member]
Assets:
Long term investments - available for sale securities	16,950	13,455
Significant Other Observable Inputs Level 2 [Member]
Assets:
Total	50,157	4,207
Significant Other Observable Inputs Level 2 [Member] | Other investments [Member]
Assets:
Other investments	3,556
Significant Other Observable Inputs Level 2 [Member] | Alo7.com Ltd [Member]
Assets:
Long term investments - available for sale securities	27,935	$ 4,207
Significant Other Observable Inputs Level 2 [Member] | Juesheng.com [Member]
Assets:
Long term investments - available for sale securities	7,440
Significant Other Observable Inputs Level 2 [Member] | ROBOROBO [Member]
Assets:
Long term investments - available for sale securities	4,356
Significant Other Observable Inputs Level 2 [Member] | Golden Finance [Member]
Assets:
Long term investments - available for sale securities	3,398
Significant Other Observable Inputs Level 2 [Member] | Kouyu 100 [Member]
Assets:
Long term investments - available for sale securities	$ 3,472